Accounts receivable	12 Months Ended
Mar. 31, 2022
Accounts receivable [abstract]
Accounts receivable

Note 9 — Accounts receivable

	As of March 31,
	2022	2021
Accounts receivable	—	928
Less: provision for impairment of account receivables	—	—
Net account receivables	—	928
Current Accounts receivables	—	928